Property and Equipment	12 Months Ended
Dec. 31, 2025
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 6 – PROPERTY AND EQUIPMENT

At December 31, 2025 and 2024, property and equipment consisted of the following:

	Useful Life	December 31, 2025	December 31, 2024
Office equipment and furniture	3 Years	$10,045	$9,630
Less: accumulated depreciation		(9,318)	(8,332)
		$727	$1,298

For the years ended December 31, 2025 and 2024, depreciation expense of property and equipment amounted to $610 and $611, respectively, which was included in other operating expenses.